Note to Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (115,517)	$ (103,679)	$ (71,286)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of finance costs	43	195	76
Depreciation and amortization	6,061	4,942	3,590
Gain from purchase of a subsidiary		(17)
Loss on retirement of property, plant and equipment	85	17	33
Provision for excess and obsolete inventories	65	316	37
Provision for credit losses	77	(25)	(202)
Share-based compensation expense-share options	8,737	7,173	7,903
Share-based compensation expense-LTIP	10,905	4,419	2,227
Equity in earnings of equity investees, net of tax	(79,046)	(40,700)	(19,333)
Dividends received from SHPL and HBYS	86,708	28,135	35,218
Changes in right-of-use assets	(2,197)	224
Unrealized currency translation (gain)/loss	(6,149)	1,679	1,515
Changes in income tax balances	(1,111)	304	212
Changes in working capital
Accounts receivable-third parties	(5,315)	(1,209)	(1,564)
Accounts receivable-related parties	622	938	1,078
Other receivables, prepayments and deposits	(9,602)	(2,452)	(2,385)
Amounts due from related parties		(282)	27
Inventories	(3,623)	(4,215)	(557)
Long-term prepayment	153	253	292
Accounts payable	7,651	(1,664)	1,260
Other payables, accruals and advance receipts	37,437	26,019	16,286
Lease liabilities	2,258	(101)
Deferred revenue	(158)	(709)	(239)
Amounts due to related parties	35	(66)	(6,589)
Other	(185)	(407)	(446)
Total changes in working capital	29,273	16,105	7,163
Net cash used in operating activities	$ (62,066)	$ (80,912)	$ (32,847)